SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
14.	SHARE-BASED PAYMENTS

The Company has three share-based compensation plans under which awards may be granted to employees, namely, the 2013 Share Option Scheme, the 2013 Share Award Scheme and 2021 Share Award Scheme. The maximum aggregate numbers of ordinary shares that are authorized to be issued under the 2013 Share Option Scheme, 2013 Share Award Scheme and 2021 Share Award Scheme are 209,750,000, 215,376,304 and 380,528,480, respectively. These plans have a contractual term of ten years. The share-based awards are accounted for as equity awards and generally vest over a period from one to five years.

14.	SHARE-BASED PAYMENTS (Continued)

2013 Share Option Scheme

A summary of the activity for the options granted under the 2013 Share Option Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2024	20,418,438	0.07	0.89	4.31	12,763
Forfeited	(106,830)	0.07	2.55	—	—
Exercised	(5,840,430)	0.07	0.68	—	—
Outstanding, December 31, 2025	14,471,178	0.07	0.97	3.71	8,901
Vested and expected to vest at December 31, 2025	14,471,178	0.07	0.97	3.71	8,901
Exercisable at December 31, 2025	13,944,203	0.07	0.93	3.64	8,577

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2024 and 2025 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2023, 2024 and 2025 were RMB5,510, RMB54,102 and RMB25,119 (US$3,592), respectively.

There were no options granted during the years ended December 31, 2023, 2024 and 2025. The aggregate fair value of the share-based awards vested during the years ended December 31, 2023, 2024 and 2025 were RMB46,725, RMB27,467 and RMB14,987 (US$2,143), respectively.

As of December 31, 2025, there were RMB345 (US$49) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 0.36 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

2013 Share Award Scheme

A summary of the activity for the restricted shares issued under the 2013 Share Award Scheme is stated below:

			Aggregate
	Number of	Weighted-average	intrinsic
	shares	grant-date fair value	value
		US$	US$
Outstanding, December 31, 2024	4,079,582	1.82	2,853
Vested	(2,333,820)	1.66	—
Forfeited	(321,195)	2.07	—
Outstanding, December 31, 2025	1,424,567	2.03	982
Expected to vest at December 31, 2025	1,424,567	2.03	982

14.	SHARE-BASED PAYMENTS (Continued)

2013 Share Award Scheme (Continued)

There were no share-based awards granted during the years ended December 31, 2023, 2024 and 2025. The aggregate fair value of the share-based awards vested during the years ended December 31, 2023, 2024 and 2025 were RMB71,379, RMB49,172 and RMB27,015 (US$3,863), respectively.

As of December 31, 2025, there were RMB1,955 (US$280) of total unrecognized share-based compensation expenses related to unvested share-based awards which are expected to be recognized over a weighted-average period of 0.48 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

A summary of the activity for the options granted under the 2013 Share Award Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2024	13,272,900	0.87	0.32	4.97	—
Exercised	(3,367,365)	0.87	0.29	—	—
Outstanding, December 31, 2025	9,905,535	0.87	0.33	3.97	—
Vested and expected to vest at December 31, 2025	9,905,535	0.87	0.33	3.97	—
Exercisable at December 31, 2025	9,905,535	0.87	0.33	3.97	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2024 and 2025 and the option’s respective exercise price. No options were exercised during the years ended December 31, 2023 and 2024.

There were no options granted under 2013 Share Aware Scheme during the years ended December 31, 2023, 2024 and 2025. The aggregate fair value of the share-based awards vested during the years ended December 31, 2023, 2024 and 2025 were RMB9,045, RMB5,401 and RMB1,483 (US$212), respectively.

14.	SHARE-BASED PAYMENTS (Continued)

2021 Share Award Scheme

A summary of the activity for the restricted shares with option features (the “RSUs”) issued under the 2021 Share Award Scheme is stated below:

			Weighted-
			average	Weighted-
		Weighted-	grant-	average	Aggregate
	Number of	average exercise	date	remaining	intrinsic
	the RSUs	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2024	126,506,726	0.01	0.29	8.46	87,214
Granted	127,899,901	0.01	0.75	—	—
Exercised	(54,125,280)	0.01	0.30	—	—
Forfeited	(4,802,299)	0.01	0.39	—	—
Outstanding, December 31, 2025	195,479,048	0.01	0.55	8.44	132,796
Vested and expected to vest at December 31, 2025	195,479,048	0.01	0.55	8.44	132,796
Exercisable at December 31, 2025	96,416,390	0.01	0.39	7.81	65,768

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2024 and 2025 and the exercise price of respective share-based awards. Total intrinsic value of the share-based awards exercised for the years ended December 31, 2023, 2024 and 2025 were RMB68,812, RMB535,068 and RMB257,115 (US$36,767), respectively.

The weighted-average grant date fair value of the share-based awards granted during the years ended December 31, 2023, 2024 and 2025 were US$0.27, US$0.21 and US$0.75 per share, respectively. The aggregate fair value of the share-based awards vested during the years ended December 31, 2023, 2024 and 2025 were RMB108,925, RMB175,724 and RMB312,203 (US$44,644), respectively.

As of December 31, 2025, there were RMB244,346 (US$34,941) of total unrecognized employee share-based compensation expenses related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 1.20 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

14.	SHARE-BASED PAYMENTS (Continued)

2021 Share Award Scheme (Continued)

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cost of revenues	9,756	16,868	38,275	5,472
Selling and marketing expenses	6,977	45,572	95,997	13,728
General and administrative expenses	114,766	101,106	255,261	36,502
Research and development expenses	50,146	50,895	57,376	8,205
	181,645	214,441	446,909	63,907